VIEs (Tables)	12 Months Ended
Dec. 31, 2020
VIEs
Financial information of consolidated VIEs

	As of December 31,
	2019	2020
ASSETS
Cash and cash equivalents	$12,209	$6,573
Restricted cash	5,342	20,981
Short-term investments	7,192	—
Accounts receivable and financing receivables, net	72,214	28,397
Prepaid and other current assets	3,942	10,946
Intra-Sogou Group receivable due from the Company and the Company’s subsidiaries	19,765	—
Due from related parties of the Sogou Group	683	—
Total current assets	121,347	66,897
Long-term investments	26,169	37,328
Fixed assets, net	761	1,652
Intangible assets, net	—	5
Goodwill	3,412	4,259
Other assets	1,902	2,870
Total assets	$153,591	$113,011
LIABILITIES
Accounts payable	$66,186	$72,611
Accrued and other short-term liabilities	55,694	39,502
Receipts in advance	8,981	7,944
Accrued salary and benefits	1,250	1,047
Taxes payable	6,084	2,159
Intra-Sogou Group receivable due to the Company and the Company’s subsidiaries	—	62,780
Due to related parties of the Sogou Group	108	646
Total current liabilities	138,303	186,689
Long-term liabilities	1,130	1,023
Total liabilities	$139,433	$187,712

	For the Year Ended
	December 31,
	2018	2019	2020
Net revenue	$423,270	$501,495	$375,093
Net loss	$(19,534)	$(1,491)	$(82,329)

	For the Year Ended
	December 31,
Cash flows of the VIEs	2018	2019	2020
Net cash provided by/(used in) operating activities	$51,657	$(5,046)	$(13,244)
Net cash (used in)/ provided by investing activities	$(48,161)	$(18,040)	$7,797
Net cash provided by financing activities	$—	$8,601	$152